Prepaid and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	$ 3,071,000	$ 5,272,803
VAT and taxes [Member]: fil:Deposits1Member
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		37,642
VAT and taxes [Member]: fil:DepositsMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	37,000	37,000
VAT and taxes [Member]: fil:OtherReceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		469,721
VAT and taxes [Member]: fil:OtherreceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	470,000	470,000
VAT and taxes [Member]: fil:PrepaidConsultingAndMarketingServicesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		4,336,250
VAT and taxes [Member]: fil:PrepaidExpensesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		216,959
VAT and taxes [Member]: fil:PrepaidconsultingandmarketingservicesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	2,143,000	4,336,000
VAT and taxes [Member]: fil:PrepaidexpensesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	243,000	217,000
VAT and taxes [Member]: fil:SettlementReceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		172,564
VAT and taxes [Member]: fil:SettlementreceivableMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		173,000
VAT and taxes [Member]: fil:VATandtaxesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets	$ 179,000	40,000
VAT and taxes [Member]: fil:VatAndTaxesMember
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid and other current assets		$ 39,667